Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Derivative instruments	$ 64	$ 57
Other investments and non-current accounts receivable	276	236
Other investments and non-current accounts receivable	340	293
Financial liabilities
Long-term debt	6,203	6,920
Other financial obligations	986	918
Derivative financial instruments	15	2
Total financial liabilities	7,204	7,840
At Fair Value [Member]
Financial assets
Derivative instruments	64	57
Other investments and non-current accounts receivable	266	229
Other investments and non-current accounts receivable	330	286
Financial liabilities
Long-term debt	6,030	6,517
Other financial obligations	919	788
Derivative financial instruments	15	2
Total financial liabilities	$ 6,964	$ 7,307